Expense Example {- Fidelity Investment Grade Bond ETF} - 10.31 Fidelity Investment Grade Bond & Securitized ETFs Combo PRO-02 - Fidelity Investment Grade Bond ETF - Fidelity Investment Grade Bond ETF	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 37
3 years	$ 116